18. Loans and Borrowings (Details - Book value) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and borrowings
Total non-current	$ 18,146,247	$ 21,110,316	$ 21,720,779
Total current	4,438,354	4,206,847	5,087,208
Total loans and borrowings	22,584,601	22,584,601	26,807,987
Revolving Lines Of Credit [Member]
Loans and borrowings
Total current	812,913	711,675	680,075
Bank Loans [Member]
Loans and borrowings
Total non-current		4,179,528	4,301,125
Total current	1,604,426	1,683,705	1,660,946
Finance Lease Creditor [Member]
Loans and borrowings
Total non-current	17,148,421	16,054,972	16,518,357
Total current	1,131,182	921,634	1,856,354
Other Loans [Member]
Loans and borrowings
Total non-current	997,826	875,816	901,297
Total current	$ 889,833	$ 889,833	$ 889,833